Basic and Diluted Earnings (Loss) Per Share - Additional Information (Detail) - shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Earnings Per Share [Abstract]
Anti-dilutive stock options	330,001	343,751